united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices)

(Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive. Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	513-587-3400

Date of fiscal year end:	11/30

Date of reporting period:	05/31/20

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Auer Growth Fund

Semi-Annual Report

May 31, 2020

Fund Adviser:

SBAuer Funds, LLC
8801 River Crossing Blvd, Suite 100
Indianapolis, IN 46240
Toll Free (888) 711-AUER (2837)
www.auergrowthfund.com

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one may no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from the financial intermediary that services your shareholder account. Instead, the reports may be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may be eligible to elect to receive shareholder reports and other communications from the Fund or the financial intermediary that services your shareholder account electronically. If you would like to sign up for electronic delivery of shareholder communications, please contact the Fund or your financial intermediary for instructions.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling Shareholder Services at (888) 711-2837. If you hold your account with a financial intermediary, you will need to contact that intermediary or follow instructions included with this document to continue receiving paper copies of shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

INVESTMENT RESULTS – (Unaudited)

Average Annual Total Returns* (For the periods ended May 31, 2020)
	Six Months	1 Year	5 Year	10 Year
Auer Growth Fund	-17.49%	-8.97%	-2.39%	1.26%
S&P 500® Index**	-2.10%	12.84%	9.86%	13.15%

Total annual operating expenses, as disclosed in the Auer Growth Fund (the “Fund”) prospectus dated March 29, 2020, which included acquired fund fees and expenses of 0.02%, were 2.33% of average daily net assets. Additional information pertaining to the Fund’s expense ratios as of May 31, 2020 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (888) 711-2837.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for less than one year are not annualized.

**

The S&P 500® Index (the “Index”) Index is an unmanaged index generally representing the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Individuals cannot invest directly in an index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus or performance data current to the most recent month by calling (888) 711-2837.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

1

FUND HOLDINGS – (Unaudited)

(a)	As a percentage of net assets.

The investment objective of the Fund is long-term capital appreciation.

The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of common stocks traded on major U.S. exchanges, markets, and bulletin boards that SBAuer Funds, LLC (the “Adviser”) believes present the most favorable potential for capital appreciation.

AVAILABILITY OF PORTFOLIO SCHEDULE – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

2

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS

May 31, 2020 – (Unaudited)

COMMON STOCKS — 88.15%	Shares	Fair Value
Communication Services — 1.06%
Perion Network Ltd.(a)	30,000	$165,300

Consumer Discretionary — 14.88%
Arco Platform Ltd.(a)	3,000	145,440
Century Communities, Inc.(a)	14,000	413,560
Jerash Holdings (US), Inc.	16,000	77,280
LGI Homes, Inc.(a)	6,700	558,914
M/I Homes, Inc.(a)	13,000	435,240
Meritage Homes Corporation(a)	2,700	187,650
TRI Pointe Group, Inc.(a)	12,500	179,000
Vera Bradley, Inc.(a)	60,000	315,000
		2,312,084
Energy — 18.00%
Bonanza Creek Energy, Inc.(a)	16,000	270,400
Cheniere Energy, Inc.(a)	3,500	155,225
DHT Holdings, Inc.	60,000	356,400
Diamond S Shipping, Inc.(a)	10,000	109,500
Dorian LPG Ltd.(a)	30,000	246,600
Euronav NV	30,000	303,600
Frontline Ltd.	32,000	292,160
International Seaways, Inc.	8,000	181,440
Navios Maritime Acquisition Corporation	14,000	82,460
Nordic American Tankers Ltd.	33,000	150,810
Ring Energy, Inc.(a)	137,000	163,030
Scorpio Tankers, Inc.	16,000	283,840
Teekay Tankers Ltd., Class A(a)	7,000	121,660
TORM plc.	10,000	80,000
		2,797,125
Financials — 21.64%
Citizens Community Bancorp, Inc.	17,000	124,950
CNO Financial Group, Inc.	5,800	83,230
Customers Bancorp, Inc.(a)	20,000	221,800
Eagle Bancorp Montana, Inc.	7,000	121,030
Ellington Financial, Inc.	6,500	66,300
First Internet Bancorp	4,200	67,536
Flagstar Bancorp, Inc.	11,500	336,950

See accompanying notes which are an integral part of these financial statements.

3

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS – (continued)

May 31, 2020 – (Unaudited)

COMMON STOCKS — 88.15% – continued	Shares	Fair Value
Financials — 21.64% – continued
FS Bancorp, Inc.	4,300	$181,632
Hilltop Holdings, Inc.	21,000	392,490
Level One Bancorp, Inc.	4,200	79,002
Merchants Bancorp	5,400	92,232
Meridian Bank Corporation(a)	5,700	86,583
Meta Financial Group, Inc.	8,200	148,584
NMI Holdings, Inc., Class A(a)	22,000	338,030
Orrstown Financial Services, Inc.	10,700	144,236
PennyMac Financial Services, Inc.	7,700	258,566
Silvercrest Asset Management Group, Inc., Class A	7,000	78,890
Tremont Mortgage Trust	25,000	53,250
UBS Group AG	14,000	149,800
Velocity Financial, Inc.(a)	22,000	85,580
Victory Capital Holdings, Inc., Class A	15,000	250,650
		3,361,321
Health Care — 5.13%
BioDelivery Sciences International, Inc.(a)	30,000	143,400
Catalyst Pharmaceutical Partners, Inc.(a)	35,000	150,850
Coherus BioSciences, Inc.(a)	9,000	167,760
Corcept Therapeutics, Inc.(a)	12,000	181,680
Innoviva, Inc.(a)	11,000	153,670
		797,360
Industrials — 6.24%
Alpha Pro Tech Ltd.(a)	11,000	136,950
CPI Aerostructures, Inc.(a)	16,000	43,840
Fly Leasing Ltd. - ADR(a)	14,000	115,920
Goldfield Corporation (The)(a)	25,000	96,250
Kelso Technologies, Inc.(a)	160,000	87,184
Northwest Pipe Company(a)	9,500	238,355
Perma-Fix Environmental Services, Inc.(a)	16,500	92,235
Powell Industries, Inc.	6,000	159,600
		970,334
Information Technology — 12.79%
Amkor Technology, Inc.(a)	7,200	76,176
ChipMOS Technology, Inc. - ADR	7,000	143,360
CPS Technologies Corporation(a)	50,000	72,000

See accompanying notes which are an integral part of these financial statements.

4

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS – (continued)

May 31, 2020 – (Unaudited)

COMMON STOCKS — 88.15% – continued	Shares	Fair Value
Information Technology — 12.79% – continued
Ichor Holdings Ltd.(a)	13,000	$295,750
IEC Electronics Corporation(a)	22,000	173,580
LGL Group, Inc.(a)	12,500	107,500
Smith Micro Software, Inc.(a)	35,000	148,750
Telenav, Inc.(a)	37,000	183,150
Ultra Clean Holdings, Inc.(a)	18,000	373,140
United Microelectronics Corporation - ADR	85,000	215,050
Wayside Technology Group, Inc.	8,501	199,433
		1,987,889
Materials — 6.83%
Caledonia Mining Corporation plc	10,000	155,900
Eldorado Gold Corporation(a)	27,000	226,800
Kinross Gold Corporation(a)	27,000	176,850
Kirkland Lake Gold Ltd.	8,500	326,910
Pretium Resources, Inc.(a)	20,000	174,400
		1,060,860
Real Estate — 0.98%
Healthpeak Properties, Inc.	6,200	152,768

Utilities — 0.60%
VivoPower International plc(a)	97,000	92,868

Total Common Stocks (Cost $14,963,341)		13,697,909

See accompanying notes which are an integral part of these financial statements.

5

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS – (continued)

May 31, 2020 – (Unaudited)

MONEY MARKET FUNDS — 11.04%	Shares	Fair Value
Fidelity Investments Money Market Government Portfolio, Class I, 0.08%(b)	1,714,862	$1,714,862
Total Money Market Funds (Cost $1,714,862)		1,714,862
Total Investments — 99.19% (Cost $16,678,203)		15,412,771
Other Assets in Excess of Liabilities — 0.81%		126,005
NET ASSETS — 100.00%		$15,538,776

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2020.

ADR	- American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of these financial statements.

6

AUER GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES

May 31, 2020 – (Unaudited)

Assets
Investments in securities at fair value (cost $16,678,203)	$15,412,771
Receivable for investments sold	151,826
Dividends receivable	13,315
Tax reclaims receivable	1,305
Prepaid expenses	3,917
Total Assets	15,583,134
Liabilities
Payable to Adviser	18,921
Payable to Administrator	7,670
Payable to trustees	1,113
Other accrued expenses	16,654
Total Liabilities	44,358
Net Assets	$15,538,776
Net Assets consist of:
Paid-in capital	28,545,021
Accumulated deficit	(13,006,245)
Net Assets	$15,538,776
Shares outstanding (unlimited number of shares authorized, no par value)	2,319,065
Net asset value, offering and redemption price per share(a)	$6.70

(a)	The Fund charges a 1.00% redemption fee on shares redeemed within 7 days of purchase.

See accompanying notes which are an integral part of these financial statements.

7

AUER GROWTH FUND
STATEMENT OF OPERATIONS

For the six months ended May 31, 2020 – (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $2,617)	$216,968
Total investment income	216,968
Expenses
Adviser	144,453
Fund accounting	16,002
Administration	15,001
Legal	11,237
Audit and tax preparation	9,250
Transfer agent	9,000
Trustee	7,401
Compliance services	6,001
Report printing	4,569
Registration	4,057
Custodian	1,934
Insurance	1,635
Pricing	1,282
Miscellaneous	11,312
Total expenses	243,134
Net investment loss	(26,166)
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized loss on investment securities transactions	(2,338,242)
Net realized loss on foreign currency translations	(22)
Net change in unrealized depreciation of investment securities	(2,252,389)
Net realized and change in unrealized loss on investments	(4,590,653)
Net decrease in net assets resulting from operations	$(4,616,819)

See accompanying notes which are an integral part of these financial statements.

8

AUER GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2020	For the Year Ended November 30, 2019
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(26,166)	$(153,346)
Net realized loss on investment securities and foreign currency translations	(2,338,264)	(2,830,106)
Net change in unrealized appreciation (depreciation) of investment securities	(2,252,389)	3,739,779
Net increase (decrease) in net assets resulting from operations	(4,616,819)	756,327
Capital Transactions
Proceeds from shares sold	4,510,369	7,743,805
Amount paid for shares redeemed	(8,317,824)	(10,343,934)
Net decrease in net assets resulting from capital transactions	(3,807,455)	(2,600,129)
Total Decrease in Net Assets	(8,424,274)	(1,843,802)
Net Assets
Beginning of period	23,963,050	25,806,852
End of period	$15,538,776	$23,963,050
Share Transactions
Shares sold	549,586	956,328
Shares redeemed	(1,181,785)	(1,291,291)
Net decrease in shares outstanding	(632,199)	(334,963)

See accompanying notes which are an integral part of these financial statements.

9

AUER GROWTH FUND
FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	For the Six Months Ended May 31,		Fiscal Year Ended November 30,
	2020		2019	2018	2017	2016	2015
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$8.12		$7.85	$8.89	$6.84	$6.93	$7.77
Income from investment operations:
Net investment loss	(0.02)		(0.06)	(0.07)	— (a)	(0.11)	(0.20)
Net realized and unrealized gain (loss)	(1.40)		0.33	(0.97)	2.05	0.02 (b)	(0.64)
Total from investment operations	(1.42)		0.27	(1.04)	2.05	(0.09)	(0.84)
Paid in capital from redemption fees	—		—	— (a)	— (a)	— (a)	—
Net asset value, end of period	$6.70		$8.12	$7.85	$8.89	$6.84	$6.93
Total Return(c)	(17.49	)%(d)	3.44%	(11.70)%	29.97%	(1.30)%	(10.81)%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$15,539		$23,963	$25,807	$31,023	$25,171	$34,760
Ratio of expenses to average net assets	2.53	%(e)	2.31%	2.15%	2.29%	2.44%	1.98%
Ratio of net investment income (loss) to average net assets	(0.27	)%(e)	(0.64)%	(0.74)%	0.09%	(1.07)%	(0.75)%
Portfolio turnover rate	82	%(d)	210%	172%	191%	175%	138%

(a)	Rounds to less than $0.005 per share.
(b)

Realized and unrealized gains and losses in the caption are balancing amounts necessary to reconcile the change in net in net asset value for the period and may not reconcile with the Statement of Operations due to share transactions for the period.

(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

10

AUER GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS

May 31, 2020 – (Unaudited)

NOTE 1. ORGANIZATION

The Auer Growth Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on September 10, 2007. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The investment objective of the Fund is to provide long-term capital appreciation. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is SBAuer Funds, LLC (the “Adviser”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

11

AUER GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2020 – (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

As of and during the six months ended May 31, 2020, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the period, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations

12

AUER GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2020 – (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Redemption Fees – The Fund charges a 1.00% redemption fee for shares redeemed within 7 days of purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to

13

AUER GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2020 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

14

AUER GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2020 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

15

AUER GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2020 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2020:

	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$13,697,909	$—	$—	$13,697,909
Money Market Funds	1,714,862	—	—	1,714,862
Total	$15,412,771	$—	$—	$15,412,771

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the Fund’s average daily net assets. For the six months ended May 31, 2020, the Adviser earned a fee of $144,453 from the Fund. At May 31, 2020, the Fund owed the Adviser $18,921 for advisory services.

Ultimus Fund Solutions, LLC (the “Administrator”) provides the Fund with administration, fund accounting, transfer agent and compliance services, including all regulatory reporting. For the six months ended May 31, 2020, the Administrator earned fees of $15,001 for administration services, $16,002 for fund accounting services, $9,000 for transfer agent services and $6,001 for compliance services. At May 31, 2020, the Fund owed the Administrator $7,670 for such services.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. All of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Each Trustee of the Trust receives annual compensation of

16

AUER GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2020 – (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

$2,290 per fund from the Trust, except that the Independent Chairman of the Board, the Chairman of the Audit Committee, the Chairman of the Governance & Nominating Committee, and the Chairman of the Pricing & Liquidity Committee each receives annual compensation of $2,740 per fund from the Trust. Prior to January 1, 2020, these fees were $2,070 and $2,520 for non-chairmen and chairmen, respectively. Trustees also receive $1,000 for attending each special in-person meeting. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

Certain officers of the Trust are employees of the Administrator or Ultimus Fund Distributors, LLC (the “Distributor”). The Distributor acts as the principal distributor of the Fund’s shares. The Distributor operates as a wholly-owned subsidiary of the Administrator. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor. Officers, other than the Chief Compliance Officer, who is not an officer or employee of the Administrator or the Distributor, are not paid by the Trust for services to the Fund.

The Trust, with respect to the Fund, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). Under the Plan, the Fund will pay the Distributor, the Adviser and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a fee of 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. The Fund has not implemented its 12b-1 Plan, although the Fund may do so at any time upon 60 days notice to shareholders.

17

AUER GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2020 – (Unaudited)

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended May 31, 2020, purchases and sales of investment securities, other than short-term investments, were $15,188,054 and $20,207,214, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended May 31, 2020.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a) (9) of the 1940 Act. At May 31, 2020, Bryan Auer and Janet Auer, who are married, owned 37.26% of the Fund. As a result, Bryan and Janet Auer each may be deemed to control the Fund. Bryan Auer is an affiliate of the Fund.

NOTE 7. FEDERAL TAX INFORMATION

At May 31, 2020, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

Gross unrealized appreciation	$877,816
Gross unrealized depreciation	(2,131,070)
Net unrealized appreciation/(depreciation) on investments	$(1,253,254)
Tax cost of investments	$16,666,025

As of May 31, 2020, the difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to master limited partnership related adjustments.

At November 30, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(9,388,560)
Unrealized appreciation on investments	999,134
Total accumulated deficit	$(8,389,426)

18

AUER GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2020 – (Unaudited)

NOTE 7. FEDERAL TAX INFORMATION – continued

As of November 30, 2019, the Fund had short-term and long-term capital loss carryforwards of $3,341,902 and $5,891,116, respectively. These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders. During the fiscal year ended November 30, 2019, the Fund did not utilize any capital loss carryforwards.

Capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the flowing fiscal year for tax purposes. For the year ended November 30, 2019, the Fund deferred $155,542 of late year ordinary losses.

NOTE 8. SECTOR RISK

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of May 31, 2020, the Fund had 21.64% of the value of their net assets invested in stocks within the Financials sector.

NOTE 9. CORONAVIRUS (COVID-19) PANDEMIC

The COVID-19 pandemic has caused financial markets to experience periods of increased volatility due to uncertainty that exists around its long-term effects. COVID-19 has resulted in varying levels of travel restrictions, quarantines, disruptions to supply chains and customer activity, leading to general concern and economic uncertainty. The full impact and duration of the pandemic cannot necessarily be foreseen. Management continues to monitor developments and navigate accordingly, further evaluating the anticipated impact to financial markets.

19

AUER GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2020 – (Unaudited)

NOTE 10. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 11. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

20

SUMMARY OF FUND EXPENSES – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2019 through May 31, 2020.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

Auer Growth Fund	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During Period(a)	Annualized Expense Ratio
Actual	$1,000.00	$825.10	$11.55	2.53%
Hypothetical(b)	$1,000.00	$1,012.34	$12.74	2.53%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

21

Rev. January 2020

FACTS	WHAT DOES AUER GROWTH FUND (THE “Fund”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number

● account balances and account transactions

● transaction or loss history and purchase history

● checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (888) 711-2837

22

Who we are
Who is providing this notice?	Auer Growth Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

● open an account or deposit money

● buy securities from us or sell securities to us

● make deposits or withdrawals from your account or provide account information

● give us your account information

● make a wire transfer

● tell us who receives the money

● tell us where to send the money

● show your government-issued ID

● show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes—information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

23

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● SBAuer Funds, LLC., the investment adviser to the Fund, could be deemed to be an affiliate.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Fund does not share your personal information with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you ● The Fund doesn’t jointly market.

24

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PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (888) 711-2837 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Kenneth G.Y. Grant, Chairman

Daniel J. Condon

Gary E. Hippenstiel

Stephen A. Little

Ronald C. Tritschler

OFFICERS

David R. Carson, President

Zachary P. Richmond, Treasurer and Chief Financial Officer

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER

SBAuer Funds, LLC

8801 River Crossing Blvd, Suite 100

Indianapolis, IN 46240

DISTRIBUTOR

Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC
Member FINRA/SIPC

Symons Value
Institutional Fund

Semi-Annual Report

May 31, 2020

Fund Adviser:

Symons Capital Management, Inc.
650 Washington Road, Suite 800
Pittsburgh, PA 15228
Toll Free (877) 679-6667
www.symonsfunds.com

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one may no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from the financial intermediary that services your shareholder account. Instead, the reports may be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may be eligible to elect to receive shareholder reports and other communications from the Fund or the financial intermediary that services your shareholder account electronically. If you would like to sign up for electronic delivery of shareholder communications, please contact the Fund or your financial intermediary for instructions.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling Shareholder Services at (877) 679-6667. If you hold your account with a financial intermediary, you will need to contact that intermediary or follow instructions included with this document to continue receiving paper copies of shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary

SYMONS® VALUE INSTITUTIONAL FUND MARKET
DISCUSSION AND OUTLOOK

Thank you to our shareholders for your continued support of and loyalty to the Symons® Value Institutional Fund (SVTIX) (the “Fund”). We consistently strive to achieve long-term capital appreciation and to provide you with excellent service and accessibility. We invite you to visit our website at www.symonsfunds.com to learn more about our firm, investment philosophy and process.

MID-YEAR 2020 REVIEW AND THE BIG PICTURE

The Covid-19 pandemic is at the core of current economic and market uncertainties. Most developed countries shut down unprecedented portions of their economies starting in the first quarter of 2020 because of estimates coming out of China of projected population death rates as high as 3%. That was uniquely unsettling. There was concern about a massive number of deaths occurring and health care systems being overrun if populations were not restricted in their interactions. The result was a quarantine of entire populations and the shutdown of a wide range of economic activities.

With the population lockdown and the resulting economic impact, the federal government moved quickly to provide substantial relief to businesses and the unemployed. The intent is to help to stabilize economic activity by helping businesses keep their doors open, and helping consumers continue with their lives. Even though we would not be surprised to see more government relief actions, such massive government support cannot go on forever. Ultimately economic activity has to be restored job-by-job to get America back on its feet. It is a complex task that involves a circularity of human choices and actions involving jobs, activities at shopping malls, restaurants, food production and distribution, hotels, travel, and more.

The International Monetary Fund as of June 24, 2020 predicts 2020 global GDP to shrink by about 5%, and U.S. GDP by about 8%. Those are big numbers. Even if we do not have a second wave of Covid-19, the economic recovery is likely to be slowed by changes in activities, such as continuing social distancing, damage to sources of supply caused by the size and scope of the lockdown, changes in consumer spending habits, and changes in workplace safety and hygiene practices. Events seem to have moved at warp speed, as the Covid-19 pandemic has deeply affected economies around the world.

The core question is, how do we mange investment portfolios in the context of both serious economic concerns and massive government supports? To be explicit, this is the first time in at least a decade where we have seen truly major economic problems. How cavalier should we be in trusting that the Federal Reserve System (the “Fed”) and Congress can paper over these problems with nary a hitch?

THE ECONOMY AND INVESTMENT MARKETS

Covid-19 has slammed jobs and dramatically impacted the economy. The U.S. unemployment rate as of June 26, 2020 is estimated at around 14%, with as many as 40 million people unemployed. We have seen a material worldwide deterioration of economic activity and corporate balance sheets. The government response is unprecedented - trillions of dollars of liquidity from the Fed poured into the financial markets, and additional trillions of dollars distributed by Congress to businesses, the unemployed and a broad array of the general population. Beginning in February the stock market declined about 33%, and beginning in late March the market increased about 40%. That is volatility, first with dramatic risk aversion and then with impressive risk indifference.

In both 2000 and 2008 we were able to lead our clients though the market gyrations with less pain than what was inflicted by the benchmarks. But every event is different and there are real economic and financial uncertainties looking forward. At this point, we have undeniable economic problems on both the supply and demand sides. We have rapidly growing debt, which is often a burden on economic activity that leads to business bankruptcies. Can we just look across the valley of this downturn to the next economic upturn? No. The fog in the valley is too thick. We have gone from a worldwide slowing GDP trend to an outright GDP contraction along with worldwide unemployment. Debt burdens are heavy and business bankruptcies have just gotten started. The government’s response has been massive, but will it be enough to drive a full economic recovery? If the monetary and fiscal largess does continue, will it result in serious inflation? It’s difficult to imagine when and how we might see a full economic recovery. Because of all the uncertainties, we view this as a time to be cautious.

There are massive forces at play in the markets. As long as we have a very accommodative Fed pouring liquidity into the markets, should we continue to expect that Fed actions will make all the difference? Again, no. We have interpreted the Fed to be saying that the economy is OK, and all the markets need is some liquidity that the Fed is supplying. According to the Fed, that solves the problem. But as we continue to have a weakened economy and we start to see an increasing number of bankruptcies, the issue becomes solvency, which is a problem the Fed liquidity magic can’t counteract. Taking the market liquidity issue off the table does not resolve the business solvency issue.

INVESTMENT STRATEGIES AND PORTFOLIO MANAGEMENT

Much that’s happening now in the market seems like a redo of 2000, with tech stocks becoming more and more expensive relative to the rest of the market. Could we once again be close to the moment where all the dreams come crashing down, as they did beginning in March 2000? Possibly, but we don’t see a real catalyst. With all the government support, it is hard to find a smoking gun here. That said, there’s ample reason to be cautious at least in the short term. With the upturn that started in late March, markets are way overbought, a growing supply of bonds seems to be coming to market, and with low trading volume and particularly low liquidity there is potential for more volatility like we saw earlier this year.

Similar to 2000, plenty of tech stocks are selling at many multiples of revenues, with no earnings, and no ability to scale into future earnings. At some point that breaks, and given the deep economic problems out there, we would not be surprised if something breaks in tech stocks within the next year. Just as in 2000, there are some acceptable tech stocks that we would be happy to own at the right price. The problem is they’re too expensive vs. their prospects. Tech isn’t above the broad economic problems we face, even though they’re priced like it. Remember Cisco Systems in 2000? They were and are a good tech company, but be aware that since 2000 their sales and earnings have grown about four times, while their stock price has declined about 40%. As companies become large, including tech companies, their sales and earnings growth rates slow significantly and move toward the growth rate of the overall economy. Eventually, as reality overtakes hope, the market reflects that reality. Valuations matter and risk matters.

Another current aspect of portfolio management to be aware of is the extent to which U.S. markets have dominated worldwide performance over the last several years. Could that also be coming to an end? U.S. equity and currency valuations have become pretty extreme. Because of that, overseas markets generally are starting to look more attractive. That doesn’t mean they have to outperform starting now, but we think it’s something to keep an eye on. We purchase ADRs (American Depositary Receipts) when we identify attractive opportunities in foreign companies. Going forward, being more of an international investor seems likely to make good sense.

More specifically, since late March the attitude toward risk in the market has been pretty cavalier. In February we held a lot of cash. As the market declined from late February into March, we were aggressive about putting that cash to work because there were several opportunities that looked good. As the market turned upward in late March we began to do some selling at better prices and again increased our cash position. The reason is that with all the unresolved economic uncertainties this seems like a good time to be pretty cautious. We think there are pockets of the market, where we are principally invested (e.g., consumer staples, utilities, precious metals), that can do fine, but at these index levels the broad markets look pretty expensive. In particular, many growth and economically sensitive names are trading like there are few problems, which based on real-world issues seems more aggressive than we want to be. People seem to think that since things have worked out pretty well for stocks so far, things should continue to work out well going forward. What motivates this view? It’s not earnings or valuations. It looks more like the psychology of risk indifference driven by the idea that the Fed will prevent any bad scenarios from happening (moral hazard). That has worked out pretty well for the last 11 years, but are there limits? We will see. Japan has been playing this game for decades, and their markets gave up the ghost long ago.

We currently see two supports for the market. One is government stimulus, which has a long history. History tells us that throwing the money out there initially makes everyone happy. But then you have to fund it by raising debt, which pulls money out of the system. That’s why we don’t see inflation anytime soon. History shows the current scenario to be deflationary. Generally, inflation shows up when there is a serious loss of faith in the currency. The second market support is technicals, in the form of a continuing uptrend. If the technical support lines break, will the Fed save us? That is a possibility we respect, but it is a risk we are not willing to take.

At this point, if things again turn adverse, we generally are willing to hold onto our current positions. We seek to be disciplined and patient. Right now we see few opportunities, but markets change and opportunities surface. What is clear to us is that right now it is hard to want to buy the broad, passive index, market. As part of our Intelligent Risk Management investment process, we have built up a “war chest” of potentially attractive names for purchase at the right price. Such opportunities arise in a variety of ways. An individual stock’s price can decline with no change in the underlying business. In the same way, an industry or sector can decline. Whether you term market action a decline or a rotation (such as away from momentum and into safety), opportunities do appear and we believe we are well positioned to take advantage of those that, in our considered judgment, have particularly attractive future possibilities.

PERFORMANCE

The Fund is an actively managed fund and may not correspond to or track its relative benchmark over the short-term. Our goal, as it has always been, is to generate long-term capital appreciation.

For the six months ended May 31, 2020, the Fund’s return was -11.26% and the return of its benchmark, the S&P 500 Index, was -2.10%. This underperformance was primarily due to the defensive positioning of the Fund’s portfolio, and being underweight in the technology/growth stocks that have continued to lead the market but, in our judgment, have greater long-term downside risk.

There have been unprecedented Fed interventions in financial markets since 2009. There was a business cycle downturn in 2016 and the Fed stepped in big-time to stop it. The same happened in 2018 and the same is happening today. It is known as the Fed put, and has caused moral hazard as money piles into the huge technology/growth stocks with indifference to risk. Small cap stocks peaked and started down in August 2018. The Dow currently is below its September 2018 value. We currently have a very narrow market dominated by a handful of stocks.

Right now looks similar to 2000. In 2000 technology/growth had been trouncing value for years, and if you didn’t own the space, you looked terrible. That changed dramatically, and the rest is history. We think we’re set to repeat that in the next year, which is why we’ve been unwilling to embrace tech at current prices. We have no problem investing in “growth” stocks at the right price, but this strikes us as a poor time to do it. The market is being driven by Fed-supplied money plowing into a handful of tech stocks. The rest of the market is sitting out this dance.

To us, how we’re positioned right now makes a great deal of sense. The problem is the last 12 years of absolutely unprecedented Fed market interventions has dramatically impacted the relevance of risk management. Will that continue forever? Like in 2000, and in 2008, we’re unwilling to run with the crowd at this late date. We think either this year or 2021 will show our concerns to be relevant, but like in 2000 and 2008 there’s still some need for patience. Time is very likely to be on our side.

Our consistent investment stance as risk managers is to protect against downside risks, to seek good risk/return opportunities, and thereby to build durable wealth. We continue to be comfortable holding high-quality stocks with sustainable revenue streams. The result is that we often must demonstrate patience if the market does not immediately go our way. As we want every shareholder to understand, we are paid to manage risk.

CONCLUSION

We respond to investment factors as they change over time. The ability to respond to changing conditions is something that passive index investments can’t do. The ability to respond to changing conditions is a major factor in protecting savings, building durable wealth and so creating financial security over the coming years. In a volatile market, lacking a flexible discipline looks like a difficult investment path. The reason is that passive investments ride the most richly valued stocks in an up market as their portion of the index increases. But those same index-overweighted stocks face the worst headwinds in a sector rotation sideways market or in a down market. For flexibly managed portfolios, the same valuation dispersions should create the best investment opportunities. We saw this same type of rotation opportunity with the Nifty Fifty stocks of the 1970s, the TMT (Technology, Media & Telecom) stocks of the 2000 tech bubble, and the financial stocks of the 2008 crisis. We would not be surprised if we see the same process in the coming years.

All of the Fed interventions misprice risk and create moral hazard. We seek to be disciplined, cautious and patient, and lean away from risk when that makes sense and toward opportunity when that makes sense. Having a flexible long-term investment discipline is more important than chasing short-term momentum performance that can take you over a cliff. At the heart of our responsibility to clients is to keep them from buying overpriced glamour stocks during periods of enthusiasm, to guard against paying too high a price for good stocks at any time, and to guide clients to buy undervalued stocks during periods of worry and concern.

Yours sincerely,

Ed Symons, JD	Colin Symons, CFA
Chairman & Founder	Chief Investment Officer

INVESTMENT RESULTS – (Unaudited)

Average Annual Total Returns* (for the periods ended May 31, 2020)
	Six Months	1 Year	5 Year	10 Year
Symons Value Institutional Fund	-11.26%	-1.28%	2.99%	6.62%
S&P 500 Index**	-2.10%	12.84%	9.86%	13.15%
S&P 500 Value Index **	-12.05%	4.21%	5.77%	10.34%

Total annual operating expenses, as disclosed in the Symons Value Institutional Fund (the “Fund”) prospectus dated March 29, 2020, which included acquired fund fees and expenses of 0.02%, were 1.89% of average daily assets (0.99% after fee waivers by the Adviser). The Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 0.97% of the average daily net assets through March 31, 2030. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (877) 679-6667.

INVESTMENT RESULTS – (Unaudited) (continued)

*

Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower. The performance shown reflects the performance of the original share class of the Fund which commenced operations in December 2006. The original share class of the Fund converted into the current share class of the Fund on March 27, 2019, which is the date the current share class commenced operations. The performance of the original share class will continue to be reflected in the current performance of the Fund.

**

The S&P 500® Index is an unmanaged index generally representing the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500® Value Index measures the performance of the large-capitalization value sector in the U.S. equity market and is a subset of the S&P 500® Index. It consists of those stocks in the S&P 500® Index exhibiting the strongest value characteristics. Individuals cannot invest directly in an index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus or performance data current to the most recent month by calling (877) 679-6667.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

FUND HOLDINGS – (Unaudited)

(a)	As a percent of net assets.

The investment objective of the Symons Value Institutional Fund is long-term capital appreciation.

AVAILABILITY OF PORTFOLIO SCHEDULE – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

SYMONS VALUE INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS

May 31, 2020 – (Unaudited)

COMMON STOCKS — 84.13%	Shares	Fair Value
Air Freight & Logistics — 1.86%
United Parcel Service, Inc., Class B	2,299	$229,233

Banks — 3.10%
U.S. Bancorp	10,763	382,733

Beverages — 8.48%
Anheuser-Busch InBev S.A./N.V. - ADR (Belgium)	9,252	433,734
Coca-Cola Company (The)	7,522	351,127
Molson Coors Brewing Company, Class B	6,922	262,759
		1,047,620
Commercial Services & Supplies — 2.05%
Waste Management, Inc.	2,367	252,678

Communications Equipment — 3.70%
Telefonaktiebolaget LM Ericsson - ADR (Sweden)	49,959	456,625

Diversified Financial Services — 1.92%
Berkshire Hathaway, Inc., Class B(a)	1,274	236,429

Diversified Telecommunication Services — 2.94%
AT&T, Inc.	11,770	363,222

Electric Utilities — 15.73%
Duke Energy Corporation	6,643	568,840
Exelon Corporation	6,718	257,367
NextEra Energy, Inc.	2,016	515,209
PPL Corporation	21,500	600,709
		1,942,125
Equity Real Estate Investment Trusts (REITs) — 7.36%
GEO Group, Inc. (The)	15,085	180,718
Iron Mountain, Inc.	9,830	253,221
Prologis, Inc.	2,800	256,200
Public Storage	1,074	217,743
		907,882

See accompanying notes which are an integral part of these financial statements.

SYMONS VALUE INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS – (continued)

May 31, 2020 – (Unaudited)

COMMON STOCKS — 84.13% — (continued)	Shares	Fair Value
Food Products — 8.09%
Archer-Daniels-Midland Company	4,458	$175,244
Hershey Company (The)	1,654	224,415
J.M. Smucker Company (The)	2,966	337,916
Kraft Heinz Company (The)	8,540	260,214
		997,789
Hotels, Restaurants & Leisure — 0.19%
Luckin Coffee, Inc. - ADR (China)(a)	10,722	23,160

Household Durables — 2.71%
Newell Brands, Inc.	25,412	334,167

Independent Power and Renewable Electricity Producers — 3.23%
AES Corporation	31,940	398,931

Metals & Mining — 6.04%
Agnico Eagle Mines Ltd. (Canada)	11,635	744,640

Mortgage Real Estate Investment Trusts (REITs) — 2.14%
Annaly Capital Management, Inc.	42,853	263,974

Multi-Utilities — 6.59%
Consolidated Edison, Inc.	2,975	223,304
Dominion Energy, Inc.	6,938	589,799
		813,103
Oil, Gas & Consumable Fuels — 4.37%
Chevron Corporation	2,816	258,227
Exxon Mobil Corporation	6,168	280,459
		538,686
Pharmaceuticals — 3.63%
Bristol-Myers Squibb Company	7,491	447,363

Total Common Stocks (Cost $10,765,475)		10,380,360

See accompanying notes which are an integral part of these financial statements.

SYMONS VALUE INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS – (continued)

May 31, 2020 – (Unaudited)

RIGHTS — 0.08%	Shares	Fair Value
Bristol-Myers Squibb Company, Expiring 3/31/21	2,946	$9,692

Total Rights Cost ($6,658)		9,692

MONEY MARKET FUNDS — 15.57%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio - Institutional Class, 0.05%(b)	1,920,670	1,920,670
Total Money Market Funds (Cost $1,920,670)		1,920,670
Total Investments — 99.78% (Cost $12,692,803)		12,310,722
Other Assets in Excess of Liabilities — 0.22%		27,257
NET ASSETS — 100.00%		$12,337,979

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2020.

ADR – American Depositary Receipt.

The industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of these financial statements.

SYMONS VALUE INSTITUTIONAL FUND
STATEMENT OF ASSETS AND LIABILITIES

May 31, 2020 – (Unaudited)

Assets
Investments in securities at fair value (cost $12,692,803)	$12,310,722
Receivable for fund shares sold	387
Dividends receivable	39,277
Receivable from Adviser	7,918
Prepaid expenses	11,101
Total Assets	12,369,405
Liabilities
Payable for fund shares redeemed	3,879
Payable to Administrator	6,893
Payable for administrative services plan fees	5,160
Payable to trustees	1,113
Other accrued expenses	14,381
Total Liabilities	31,426
Net Assets	$12,337,979
Net Assets consist of:
Paid-in capital	12,984,179
Accumulated deficit	(646,200)
Net Assets	$12,337,979
Shares outstanding (unlimited number of shares authorized, no par value)	1,602,289
Net asset value, offering and redemption price per share	$7.70

See accompanying notes which are an integral part of these financial statements.

SYMONS VALUE INSTITUTIONAL FUND
STATEMENT OF OPERATIONS

For the six months ended May 31, 2020 – (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $2,424)	$261,274
Total investment income	261,274
Expenses
Adviser	61,461
Administration	15,000
Fund accounting	12,698
Legal	10,455
Registration	10,311
Audit and tax preparation	8,750
Transfer agent	7,500
Trustee	7,400
Administrative services plan	6,829
Report printing	6,063
Compliance services	6,001
Insurance	1,736
Custodian	1,519
Pricing	498
Miscellaneous	11,809
Total expenses	168,030
Fees waived and expenses reimbursed by Adviser	(101,903)
Net operating expenses	66,127
Net investment income	195,147

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized loss on investment securities transactions	(182,668)
Net change in unrealized depreciation of investment securities	(1,623,125)
Net realized and change in unrealized loss on investments	(1,805,793)
Net decrease in net assets resulting from operations	$(1,610,646)

See accompanying notes which are an integral part of these financial statements.

SYMONS VALUE INSTITUTIONAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2020	For the Year Ended November 30, 2019
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$195,147	$544,590
Net realized gain (loss) on investment securities and foreign currency translations	(182,668)	1,070,260
Net change in unrealized appreciation (depreciation) of investment securities	(1,623,125)	168,111
Net increase (decrease) in net assets resulting from operations	(1,610,646)	1,782,961

Distributions to Shareholders from Earnings	(1,405,132)	(4,549,028)
Capital Transactions
Proceeds from shares sold	827,128	2,238,167
Proceeds from redemption fee	—	5,025 (a)
Reinvestment of distributions	1,167,532	3,918,172
Amount paid for shares redeemed	(1,777,139)	(18,516,247)
Net increase (decrease) in net assets resulting from capital transactions	217,521	(12,354,883)
Total Decrease in Net Assets	(2,798,257)	(15,120,950)
Net Assets
Beginning of period	15,136,236	30,257,186
End of period	$12,337,979	$15,136,236
Share Transactions
Shares sold	100,426	251,653
Shares issued in reinvestment of distributions	130,663	486,232
Shares redeemed	(214,463)	(2,070,861)
Net increase (decrease) in shares outstanding	16,626	(1,332,976)

(a)	Prior to February 25, 2019, the Fund charged a 2% redemption fee on shares redeemed within 60 days of purchase.

See accompanying notes which are an integral part of these financial statements.

SYMONS VALUE INSTITUTIONAL FUND
FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	For the Six Months Ended May 31,		For the Year Ended November 30,
	2020		2019	2018	2017	2016	2015
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$9.55		$10.37	$11.70	$10.83	$11.07	$12.91
Investment operations:
Net investment income	0.12		0.23	0.18	0.18	0.14	0.18
Net realized and unrealized gain (loss) on investments	(1.08)		0.53	0.08 (a)	1.09	0.19	(0.29)
Total from investment operations	(0.96)		0.76	0.26	1.27	0.33	(0.11)
Less distributions to shareholders from:
Net investment income	(0.12)		(0.22)	(0.18)	(0.17)	(0.14)	(0.20)
Net realized gains	(0.77)		(1.36)	(1.41)	(0.23)	(0.43)	(1.53)
Total distributions	(0.89)		(1.58)	(1.59)	(0.40)	(0.57)	(1.73)
Paid in capital from redemption fees	—		— (b)	— (b)	— (b)	— (b)	— (b)
Net asset value, end of period	$7.70		$9.55	$10.37	$11.70	$10.83	$11.07
Total Return(c)	(11.26	)%(d)	10.43%	2.35%	11.93%	3.05%	(1.11)%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$12,338		$15,136	$30,257	$72,984	$90,105	$78,958
Ratio of net expenses to average net assets	0.97	%(e)	1.06%	1.21%	1.21%	1.21%	1.21%
Ratio of expenses to average net assets before waiver by Adviser	2.46	%(e)	1.81%	1.43%	1.30%	1.30%	1.34%
Ratio of net investment income to average net assets	2.86	%(e)	2.28%	1.53%	1.49%	1.30%	1.61%
Portfolio turnover rate	56	%(d)	41%	76%	89%	83%	65%

(a)

The amount shown for a share outstanding throughout the year does not accord with the change in aggregate gains and losses in the portfolio of securities during the year because of the timing of sales and purchases of Fund shares in relation to fluctuating market values during the year.

(b)	Redemption fees resulted in less than $0.005 per share. Prior to February 25, 2019, the Fund charged a 2.00% redemption fee.
(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

SYMONS VALUE INSTITUTIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS

May 31, 2020 – (Unaudited)

NOTE 1. ORGANIZATION

The Symons Value Institutional Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on November 13, 2006. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The investment adviser to the Fund is Symons Capital Management, Inc. (the “Adviser”). The investment objective of the Fund is long-term capital appreciation.

The Fund currently offers one class of shares, and may offer additional classes of shares in the future. Class I shares were the original share class. Class II shares were added by a prospectus effective February 25, 2019. The Board approved the conversion of the Fund’s Class I shares into Class II shares, which took place after the close of business on March 27, 2019. Class II shares were not available for purchase until the conversion took place, and effective immediately after the conversion, the designation “Class II” was removed from the surviving share class. The share class conversion was not a taxable event for federal income tax purposes, and did not result in the recognition of gain or loss by converting shareholders. The performance of the original share class will continue to be reflected in the current performance of the Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SYMONS VALUE INSTITUTIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2020 – (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended May 31, 2020, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the period, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

SYMONS VALUE INSTITUTIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2020 – (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Redemption Fees – Prior to February 25, 2019, the Fund charged a 2.00% redemption fee for shares redeemed within 60 days of purchase. These fees were deducted from the redemption proceeds otherwise payable to the shareholder. The Fund retained the fee charged as an increase in paid-in capital and such fees became part of the Fund’s daily NAV calculation. Subsequent to February 25, 2019, shares are not subject to a redemption fee.

SYMONS VALUE INSTITUTIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2020 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

SYMONS VALUE INSTITUTIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2020 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant

SYMONS VALUE INSTITUTIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2020 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2020:

	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$10,380,360	$—	$—	$10,380,360
Rights	9,692	—	—	9,692
Money Market Funds	1,920,670	—	—	1,920,670
Total	$12,310,722	$—	$—	$12,310,722

(a)	Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly, at an annual rate of 0.90% of the average daily net assets of the Fund.

The Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses,

SYMONS VALUE INSTITUTIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2020 – (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 0.97% of the Fund’s average daily net assets through March 31, 2030. This expense cap may not be terminated prior to this date except by the Board of Trustees. For the six months ended May 31, 2020, the Adviser earned a fee of $61,461 from the Fund. For the six months ended May 31, 2020, the Adviser waived fees and/or reimbursed expenses of $101,903. At May 31, 2020, the Adviser owed the Fund $7,918.

Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. As of May 31, 2020, the Adviser may seek repayment of investment advisory fees waived and expense reimbursements as follows:

November 30, 2020	$36,672
November 30, 2021	104,277
November 30, 2022	178,086
May 31, 2023	101,903

Ultimus Fund Solutions, LLC (the “Administrator”), provides the Fund with administration, fund accounting, transfer agent and compliance services, including all regulatory reporting. For the six months ended May 31, 2020, the Administrator earned fees of $15,000 for administration services, $12,698 for fund accounting services, $7,500 for transfer agent services and $6,001 for compliance services. At May 31, 2020, the Fund owed the Administrator $6,893 for such services.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. All of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Each Trustee of the Trust receives annual compensation of $2,290 per fund from the Trust, except that the Independent Chairman of the Board, the Chairman of the Audit Committee, the Chairman of the Governance & Nominating Committee, and the Chairman of the Pricing & Liquidity Committee each receives

SYMONS VALUE INSTITUTIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2020 – (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

annual compensation of $2,740 per fund from the Trust. Prior to January 1, 2020, these fees were $2,070 and $2,520 for non-chairmen and chairmen, respectively. Trustees also receive $1,000 for attending each special in-person meeting. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

Certain officers of the Trust are employees of the Administrator or Ultimus Fund Distributors, LLC (the “Distributor”). The Distributor acts as the principal distributor of the Fund’s shares. The Distributor operates as a wholly-owned subsidiary of the Administrator. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor. Officers, other than the Chief Compliance Officer, who is not an officer or employee of the Administrator or the Distributor, are not paid by the Trust for services to the Fund.

The Trust, with respect to the Fund, has adopted an Administrative Services Plan pursuant to which the Fund may pay an annual fee of up to 0.10% of the Fund’s average daily net assets to financial intermediaries that provide administrative services to shareholders pursuant to a written agreement with the Fund or the Distributor. Alternatively, the Fund may reimburse the Adviser for compensating those intermediaries. Financial intermediaries eligible to receive payments under the Administrative Services Plan include mutual fund supermarkets and other platforms sponsored by any 401(k) plan, bank, trust company or broker-dealer that has entered into an agreement with the Fund or the Fund’s distributor to sell the Fund’s shares. For the six months ended May 31, 2020, the Fund incurred Service fees of $6,829. At May 31, 2020, $5,160 was owed to the Adviser pursuant to the Administrative Services Plan.

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended May 31, 2020, purchases and sales of investment securities, other than short-term investments, were $6,761,478 and $7,442,467, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended May 31, 2020.

SYMONS VALUE INSTITUTIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2020 – (Unaudited)

NOTE 6. FEDERAL TAX INFORMATION

At May 31, 2020, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

Gross unrealized appreciation	$824,073
Gross unrealized depreciation	(1,362,940)
Net unrealized appreciation/(depreciation) on investments	$(538,867)
Tax cost of investments	$12,849,589

The tax character of distributions paid for the fiscal year ended November 30, 2019, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$3,113,150
Long-term capital gains	1,435,878
Total distributions paid	$4,549,028

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At November 30, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$597,513
Undistributed long-term capital gains	687,807
Unrealized appreciation on investments	1,084,258
Total accumulated earnings	$2,369,578

As of November 30, 2019, the Fund had no capital loss carryforwards available for federal income tax purposes.

SYMONS VALUE INSTITUTIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2020 – (Unaudited)

NOTE 7. SECTOR RISK

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of May 31, 2020, the Fund had 25.55% of the value of their net assets invested in stocks within the Utilities sector.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

SUMMARY OF FUND EXPENSES – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2019 through May 31, 2020.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

Symons Value Institutional Fund	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During Period(a)	Annualized Expense Ratio
Actual	$ 1,000.00	$ 887.40	$ 4.58	0.97%
Hypothetical(b)	$ 1,000.00	$ 1,020.15	$ 4.90	0.97%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
(b)	Hypothetical assumes 5% annual return before expenses.

INVESTMENT ADVISORY AGREEMENT RENEWAL –

(Unaudited)

The Symons Value Institutional Fund (the “Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board”) oversees the management of the Fund and, as required by law, has considered the approval of the continuance of the Fund’s management agreement with its investment adviser, Symons Capital Management, Inc. (“Symons”).

The Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances in connection with the approval of the continuance of the management agreement.

The Trustees held a teleconference on May 14, 2020 to review and discuss materials compiled by Ultimus Fund Solutions, LLC, the Trust’s administrator, with regard to the management agreement between the Trust and Symons. At the Trustees’ quarterly meeting held in May 2020, the Board interviewed certain executives of Symons, including Symons’ Chairman and Founder, its Executive Vice President & Managing Director, its Chief Compliance Officer, and its Chief Operating Officer. After discussion, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust or Symons (the “Independent Trustees”), approved the continuance of the management agreement between the Trust and Symons for an additional year. The Trustees’ approval of the continuance of the Fund’s management agreement was based on a consideration of all the information provided to the Trustees, and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i)

The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that Symons provides to the Fund, which include, but are not limited to, providing a continuous investment program for the Fund, adhering to the Fund’s investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Fund. The Trustees considered the qualifications and experience of Symon’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio, as well as the qualifications and experience of the other individuals at Symons who provide services to the Fund. The Trustees concluded that they were satisfied with the nature, extent, and quality of investment management services provided by Symons to the Fund.

(ii)

Fund Performance. The Trustees next reviewed and discussed the Fund’s performance for periods ended March 31, 2020. The Trustees observed that the Fund had underperformed its benchmark, the S&P 500 Index, for the one-, three-,

INVESTMENT ADVISORY AGREEMENT RENEWAL –

(Unaudited) – (continued)

five-, and ten-year periods, and that it underperformed its secondary benchmark, the S&P 500 Value Index, for the three-, five-, and ten-year periods but that it outperformed its secondary index over the one-year period. The Trustees noted that the Fund had outperformed the average return of its Morningstar Large Value Category over the one-, three-, and five-year periods, but underperformed over the ten-year period. The Trustees considered that the Fund has more weight in mid capitalization securities than its Morningstar category does, and that the Fund outperformed the Morningstar Mid Cap Value Category over the one-, three-, and five-year periods.

The Trustees also considered information about the Fund’s performance against a composite of other accounts managed by Symons using a substantially similar strategy for the one-, three-, five- and ten-year periods. The Trustees recognized that the Fund outperformed the composite for the one- and three-year periods but underperformed for the five- and ten-year periods. The Trustees noted Symon’s explanation that the differences in performance is a result of variance in cash flows, tax and other compliance considerations related to the management of a diversified mutual fund. On the whole, the Trustees concluded that the Fund’s performance was acceptable.

(iii)

Fee Rate and Profitability. The Trustees noted that the Fund’s gross management fee and total net expenses were above the median and average for funds in its Morningstar Large Value Category. The Trustees also considered a profitability analysis prepared by Symons, which showed that Symons is not earning a profit from managing the Fund.

The Trustees also considered that Symons has agreed to waive its management fee and/or reimburse expenses of the Fund through March 31, 2030 to the extent that its total annual operating expenses (excluding certain expenses) exceed 0.97%. The Trustees also considered information from Symons regarding its fee schedule for separate accounts managed using a similar strategy and noted that the Fund’s management fee is equal to or less than the highest management fee charged to these separate accounts. The Trustees discussed these differences in fees and considered Symons’ explanation that, in comparison to its separate accounts, the Fund is more labor intensive and expensive to manage.

The Trustees recalled their review of the Fund’s Administrative Services Plan at their February meeting and considered other potential benefits that Symons may receive in connection with its management of the Fund, and noted Symons’ representation that it does not enter into soft dollar arrangements on behalf of the Fund. After considering the above information, the Trustees concluded that the

INVESTMENT ADVISORY AGREEMENT RENEWAL –

(Unaudited) – (continued)

current management fee for the Fund represents reasonable compensation in light of the nature and quality of Symons’ services to the Fund and the fees paid by competitive mutual funds, further noting that Symons is not profitable providing advisory services to the Fund.

(iv)

Economies of Scale. In determining the reasonableness of the management fee, the Trustees also considered the extent to which Symons will realize economies of scale as the Fund grows larger. The Trustees determined that, in light of the size of the Fund and that Symons is not profitable in managing the Fund, it does not appear that Symons is realizing benefits from economies of scale in managing the Fund. Therefore, discussion of fee reductions or breakpoints is premature at this time.

Rev. January 2020

FACTS	WHAT DOES SYMONS VALUE INSTITUTIONAL FUND (THE “Fund”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number

● account balances and account transactions

● transaction or loss history and purchase history

● checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (877) 679-6667

Who we are
Who is providing this notice?	Symons Value Institutional Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

● open an account or deposit money

● buy securities from us or sell securities to us

● make deposits or withdrawals from your account or provide account information

● give us your account information

● make a wire transfer

● tell us who receives the money

● tell us where to send the money

● show your government-issued ID

● show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes—information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Symons Capital Management, Inc., the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Fund does not share your personal information with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Fund doesn’t jointly market.

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PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (877) 679-6667 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Kenneth G.Y. Grant, Chairman

Daniel J. Condon

Gary E. Hippenstiel

Stephen A. Little

Ronald C. Tritschler

OFFICERS

David R. Carson, President

Zachary P. Richmond, Treasurer and
Chief Financial Officer

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER

Symons Capital Management, Inc.

650 Washington Road, Suite 800

Pittsburgh, PA 15228

DISTRIBUTOR

Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC
Member FINRA/SIPC

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By	/s/ David R. Carson
David R. Carson, President

Date	7/23/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David R. Carson
David R. Carson, President

Date	7/23/2020

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	7/23/2020